Description of Business and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Description of Business
Description of Business
Better Therapeutics, Inc. (“we”, “us”, “the Company”, or “Better”), a Delaware corporation, is a prescription digital therapeutics company developing a novel form of cognitive behavioral therapy (“CBT”) to address the root causes of cardiometabolic diseases. We are developing a proprietary platform of
FDA-regulated,
software-based, prescription digital therapeutics (“PDTs”) for treating cardiometabolic conditions that share lifestyle behaviors as common root causes. Our clinically validated PDTs are intended to be prescribed by physicians and reimbursed by payers like traditional medicines. The CBT delivered by our PDTs is designed to enable changes in neural pathways of the brain so that lasting changes in behavior become possible. Addressing the underlying causes of these diseases has the potential to dramatically improve patient health and lower healthcare costs. Our clinical development candidates are intended to treat cardiometabolic diseases, including type 2 diabetes (“T2D”), hypertension, hyperlipidemia, non-alcoholic
fatty liver disease (“NAFLD”),
non-alcoholic
steatohepatitis (“NASH”) and chronic kidney disease (“CKD”).
Our lead product candidate,
BT-001,
completed a
first-in-class
randomized, controlled clinical trial of a prescription digital therapeutic for the treatment of patients with T2D in July 2022. The trial met both its primary and secondary endpoints showing statistically significant and clinically meaningful durable decreases in blood sugar, when compared to a control group receiving standard of care. In addition, exploratory data revealed a host of cardiometabolic improvements as well as lower medication utilization compared to the control group. In October 2022, the U.S. Food and Drug Administration (“FDA”) notified us that our de novo
classification request seeking marketing authorization for
BT-001,
was accepted for substantive review, making it one step closer to potentially being the first validated, prescription solution to make CBT available to T2D patients 18 and older at scale, from their digital devices.
We initiated a real world evidence program to evaluate the long-term effectiveness and healthcare utilization changes associated with the use of
BT-001
for the treatment of T2D. The randomized, controlled, multi-site studies are expected to enroll patients for a treatment period of at least 12 months. Change in A1c and healthcare resource utilization will be evaluated and compared to usual care. Interim study results are expected to be reported in 2023, once a sufficient number of patients have completed an incremental 180 days of treatment. The study is expected to generate evidence supporting payer coverage and reimbursement.
The Company completed enrollment in a first ever clinical study evaluating the feasibility of our digitally delivered CBT to reduce fatty liver and improve liver disease biomarkers as a potential treatment for NAFLD and NASH. The single arm interventional cohort study has completed enrollment of 22 adult patients from two specialized liver treatment clinics based in Arizona. We expect to announce top-line
results in the fourth quarter of 2022.
We are a remote, “fully distributed” company, and do not have offices.

Basis of Presentation
Basis of Presentation
The financial statements and accompanying notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Certain information and disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, all adjustments consisting of normal recurring accruals considered necessary for fair presentation have been included. Operating results for the three and nine months ended September 30, 2022 are not necessarily indicative of the results that may be expected for the year ended December 31, 2022. Accordingly, these interim financial statements should be read in conjunction with the audited financial statements and accompanying notes for the years ended December 31, 2021 and 2020.

Basis of Presentation
The financial statements and accompanying notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Amounts are presented in thousands except share and per share information.

Reclassification
Reclassification
Certain prior year amounts have been reclassified for consistency with the current period presentation. An adjustment has been made to the Statement of Operations and Comprehensive Loss for the three and nine months ended September 30, 2021 to reclassify $201 and $498 thousand of cost of sales into research and development expense to align with industry standards, respectively. This change in classification does not affect previously reported net loss in the Statement of Operations and Comprehensive Loss.

Reclassification
Certain prior year amounts have been reclassified for consistency with the current year presentation. An adjustment has been made to the Statement of Operations and Comprehensive Loss for fiscal year ended December 31, 2020 to reclassify $682 of cost of sales into research and development expense to align with industry standards. This change in classification does not affect previously reported net loss in the Statement of Operations and Comprehensive Loss.

Comprehensive Loss		Comprehensive Loss For the years ended December 31, 2021 and 2020, there was no difference between comprehensive loss and net loss.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make certain estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities and the related disclosures at the date of the financial statements, as well as the reported amounts of revenue and expenses during the periods presented. The estimates and assumptions used in the accompanying financial statements are based upon management’s evaluation of the relevant facts and circumstances. Such estimates, judgments, and assumptions include estimated costs and useful lives for capitalized internal-use
software, fair values of stock-based awards, valuation allowance for deferred tax assets and fair value of SAFEs. Actual results could be different from these estimates. To the extent there are material differences between these estimates, judgments, or assumptions and actual results, our financial statements will be affected.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities and the related disclosures at the date of the financial statements, as well as the reported amounts of revenue and expenses during the periods presented. The estimates and assumptions used in the accompanying financial statements are based upon management’s evaluation of the relevant facts and circumstances. Such estimates, judgments, and assumptions include estimated costs for capitalized internal-use
software, fair values of stock-based awards, valuation allowance for deferred tax assets and fair value of SAFEs. Actual results could be different from these estimates. To the extent there are material differences between these estimates, judgments, or assumptions and actual results, our financial statements will be affected.

Emerging Growth Company Status
Emerging Growth Company Status
We are an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued after the enactment of the JOBS Act until such time as those standards apply to private companies. Thus, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We have elected to avail ourselves of this extended transition period and, as a result, we do not adopt new or revised accounting standards on the relevant dates on which adoption of such standards is required for other public companies until required by private company accounting standards.

Emerging Growth Company Status
We are an emerging growth company, as defined in the JOBS Act. The JOBS Act provides that an emerging growth company can take advantage of the extended transition period for complying with new or revised accounting standards. Thus, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We have elected to avail ourselves of this extended transition period and, as a result, we do not adopt new or revised accounting standards on the relevant dates on which adoption of such standards is required for other public companies until required by private company accounting standards.

Concentration of Risk
Concentration of Risk
Financial instruments that potentially subject us to credit risk consist principally of cash and cash equivalents. We maintain our cash primarily with domestic financial institutions of high credit quality, which may exceed federal deposit insurance corporation limits.
We
invest our cash equivalents in highly rated money market funds. We have not experienced any losses in such accounts. We believe we are not exposed to any significant credit risk on cash and cash equivalents and perform periodic evaluations of the credit standing of such institutions.

Fair Value Measurements
Fair Value Measurements
The carrying value of our financial instruments, including cash equivalents, accounts payable, accrued liabilities and notes payable approximates fair value due to their short-term nature. The Company’s investment portfolio consists of money market funds, which are carried at fair value. The company has determined the carrying value to be equal to the fair value and has classified these investments as Level 1 financial instruments.
We measure financial assets and liabilities at fair value at each reporting period using a fair value hierarchy that requires the use of observable inputs and minimizes the use of unobservable inputs. We define fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.

•
Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 — Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.
Certain SAFEs are classified as Level 3 financial instruments. The balance of the SAFEs are zero and $11,740 as of December 31, 2021 and December 31, 2020, respectively, and are presented as long-term liabilities in the accompanying balance sheets.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment, net, are stated at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, which are generally three to five years. Expenditures for repairs and maintenance are expensed in the period incurred.
Useful lives for property and equipment are as follows:

Property and Equipment	Estimated Useful Life
Computer, equipment and software	3 years
Furniture and fixtures	5 years

Capitalized Internal-Use Software Costs
Capitalized
Internal-Use
Software Costs
Costs incurred to develop software and our platform for internal use consist primarily of direct employee-related and third-party contractor costs and are accounted for pursuant to ASC
350-40,
Internal Use Software
. Costs incurred during the preliminary planning and evaluation stage of the project are expensed as incurred. Costs incurred during the application development stage of the project are capitalized and amortized over an estimated useful life of 3 years.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
We review long-lived assets for impairment when circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of these assets is measured by a comparison of the carrying amounts to the sum of the future undiscounted cash flows the assets are expected to generate over the remaining useful lives of the assets. If a long-lived asset fails a recoverability test, we measure the amount by which the carrying value of the asset exceeds its fair value. There were no events or changes in business circumstances during the years ended December 31, 2021 and 2020 that indicated the carrying amounts of any long-lived assets were not fully recoverable.

Advertising Expense
Advertising Expense
We recognize advertising expenses as they are incurred, and such costs are included in sales and marketing expense in the statements of operations. During the years ended December 31, 2021 and 2020, advertising expense totaled $2 and $14, respectively.

Equity-Based Compensation
Equity-Based Compensation
We account for equity-based compensation arrangements granted to employees in accordance with ASC 718, “
Compensation: Stock Compensation
”, by measuring the grant date fair value of the award and recognizing the resulting expense over the period during which the employee is required to perform service in exchange for the award. Equity-based compensation expense is only recognized for awards subject to performance conditions if it is probable that the performance condition will be achieved.
We account for equity-based compensation arrangements issued to non-employees
using the fair value approach prescribed by ASU
2018-07,
“
Compensation-Stock Compensation (ASC 718): Improvements to
Non-employee
Share-Based Payment Accounting
”. The value of
non-employee
equity-based compensation is measured at the grant date using a fair value-based measure.
We estimate the fair value of each equity-based award on the date of grant using the Black-Scholes option-pricing model. The determination of the fair value of each stock award using this option-pricing model is affected by our assumptions regarding a number of complex and subjective variables. These variables include, but are not limited to, the fair value of the common stock at the date of grant, the expected term of the awards, the expected stock price volatility over the term of the awards, risk-free interest rate, and dividend yield as follows:
Fair Value of Common Stock —
Prior to the business combination given the absence of a public trading market, our board of directors considered numerous objective and subjective factors to determine the fair value of our common stock at each grant date. These factors included but were not limited to (i) contemporaneous third-party valuations of common stock; (ii) the prices for our redeemable convertible preferred stock sold to outside investors; (iii) the rights and preferences of redeemable convertible preferred stock relative to common stock; (iv) the lack of marketability of our common stock; (v)developments in the business; and (vi) the likelihood of achieving a liquidity event given prevailing market conditions. Subsequent to the business combination we determined the fair value of common stock based on the closing price of our common stock on the date of the grant.
Expected Term —
The expected term represents the period that the equity-based awards are expected to be outstanding. We determine the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting
and the contractual life of the options. For stock options granted to non-employees,
the expected term equals the remaining contractual term of the option from the vesting date.
Expected Volatility —
As we had no trading history for our common stock when we granted our option awards prior to the Business Combination, the expected volatility was estimated by taking the average historic

price volatility for industry peers, consisting of several public companies in our industry that are either similar in size, stage, or financial leverage, over a period equivalent to the expected term of the awards. Due to our limited trading history, we will continue to determine expected volatility using estimate of industry peers.
Risk-Free Interest Rate —
The risk-free interest rate is calculated using the average of the published interest rates of U.S. Treasury zero-coupon
issues
with maturities that are commensurate with the expected term.
Dividend Yield —
The dividend yield assumption is zero, as we have no history of, or plans to make, dividend payments.
We account for forfeitures when they occur. For awards forfeited before completion of the requisite service period, previously recognized compensation cost is reversed in the period the award is forfeited.

Income Taxes
Income Taxes
Prior to August 14, 2020, Legacy BTX was a limited liability company taxed as a partnership. The income and losses of the Legacy BTX flowed directly through to the members of the partnership. Accordingly, no provision for U.S. federal and state income taxes was reflected in the financial statements.
We account for income taxes using the asset and liability method under which deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities with consideration given to net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using the enacted tax rates that are expected to be in effect when the differences are expected to reverse.
We assess the likelihood that deferred tax assets will be recovered from future taxable income and a valuation allowance is established when necessary to reduce deferred tax assets to the amounts more likely than not expected to be realized. We adopted Accounting Standards Update (“ASU”)
No. 2015-17,
Income Taxes — Balance Sheet Classification of Deferred Taxes
, and classified our deferred income taxes as
non-current
in the balance sheets.
We recognize and measure uncertain tax positions using a
two-step
approach. The first step is to evaluate the tax position taken or expected to be taken by determining if the weight of available evidence indicates that it is more likely than not that the tax position will be sustained in an audit, after resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. Significant judgment is required to evaluate uncertain tax positions. We evaluate our uncertain tax positions on a regular basis. Our evaluations are based on a number of factors, including changes in facts and circumstances, changes in tax law, correspondence with tax authorities during the course of the audit, and effective settlement of audit issues.

Liquidity and Capital Resources
Liquidity and Capital Resources
The Company is in the development stage and our activities have consisted principally of raising capital and performing research and development. Since inception we have incurred significant losses from operations. As of September 30, 2022, we had cash of $22.3 million and an accumulated deficit of $102.7 million. We incurred a net loss of $31.0 million and used $22.6 million of cash in operating activities during the nine months ended September 30, 2022. Our primary use of cash is to fund operating expenses, which consist predominantly of research and development expenses related to our lead product candidate,
BT-001,
real world evidence programs and general and administrative expenses. Cash used to fund operating expenses is impacted by the timing of when we pay these expenses, as reflected in the change in our outstanding accounts payable and accrued expenses.
We have incurred negative cash flows from operating activities and investing activities and significant losses from operations in the past. We expect to incur substantial expenses in the foreseeable future for the development and potential commercialization of our product candidates, ongoing internal research and development programs and general and administrative activities. At this time, we cannot reasonably estimate the nature, timing or aggregate amount of costs for our development, potential commercialization, internal research and development programs and general and administrative activities. However, in order to complete our planned product development, and to complete the process of obtaining regulatory authorization or clearance for our product candidates, as well as to build the sales, marketing and distribution infrastructure that we believe will be necessary to commercialize our product candidates, if approved, we will require substantial additional funding in the future. In the event that additional financing is required from outside sources, we may not be able to raise it on terms acceptable to us, or at all. If we are unable to raise additional capital when desired, our business, results of operations, and financial condition would be adversely affected. Under our current operating plan, we believe we have sufficient capital to fund our operations through the first quarter of 2023. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern.

Significant Risks and Uncertainties
Significant Risks and Uncertainties
The Company is subject to those risks common in its industry and also those risks common to early-stage companies including, but not limited to, the possibility of not being able to successfully develop or market its products, technological obsolescence, competition, dependence on key personnel, the successful protection of its proprietary technologies, compliance with government regulations, and the possibility of not being able to obtain additional financing when needed.
At this time, there remains uncertainty relating to the ongoing
COVID-19
pandemic and the impact of related responses. Any impact of
COVID-19
on our business, results of operations and financial condition will largely depend on future developments, which are highly uncertain and cannot be predicted with confidence, such as the geographic spread of the disease, the duration of the pandemic, travel restrictions and social distancing in the United States and other countries, business closures or business disruptions, the ultimate impact on financial markets and the global economy, and the effectiveness of actions taken in the United States and other countries to contain and treat the disease.

Net Loss Per Share Attributable to Common Stockholders
Net Loss Per Share Attributable to Common Stockholders
Basic and diluted net loss per share attributable to common stock is presented in conformity with the two-class
method required for participating securities. Under the
two-class
method, the net loss attributable to common stock is not allocated to the preferred stock as the holders of our convertible preferred stock did not have a contractual obligation to share in our losses. Under the two-class
method, net loss is attributed to common stock and participating securities based on their participation rights. Basic net loss per share attributable to common stock is computed by dividing the net loss attributable to common stock by the weighted-average number of shares of common stock outstanding during the period. Cumulative dividends attributable to participating securities are subtracted from net loss in determining net loss attributable to common stockholders. As we have reported net losses for all periods presented, all potentially dilutive securities are anti-dilutive and, accordingly, basic net loss per share equals diluted net loss per share.

Net Loss Per Share Attributable to Common Stockholders
Basic and diluted net loss per share attributable to common stock is presented in conformity with the two-class
method required for participating securities. Under the
two-class
method, the net loss attributable to common stock is not allocated to the preferred stock as the holders of our convertible preferred stock did not have a contractual obligation to share in our losses. Under the two-class
method, net loss is attributed to common stock and participating securities based on their participation rights. Basic net loss per share attributable to common stock is computed by dividing the net loss attributable to common stock by the weighted-average number of shares of common stock outstanding during the period. Cumulative dividends attributable to participating securities are subtracted from net loss in determining net loss attributable to common stockholders. As we have reported net losses for all periods presented, all potentially dilutive securities are antidilutive and, accordingly, basic net loss per share equals diluted net loss per share.

Revenue Recognition
Revenue Recognition
On January 1, 2020, we adopted the requirements of Accounting Standards Update (“ASU”)
No. 2014-09,
Revenue from Contracts with Customers (Topic 606) (“ASC 606”). ASC 606 establishes a principle for recognizing revenue upon the transfer of promised goods or services to customers, in an amount that reflects the expected consideration received in exchange for those goods or services. The adoption of ASC 606 also requires the adoption of ASC Subtopic
340-40,
Other Assets and Deferred Costs-Contracts with Customers, which provides for the deferral of certain incremental costs of obtaining a contract with a customer. Collectively, references to ASC 606 used herein refer to both ASC 606 and Subtopic
340-40.
The core principle of ASC 606 is to recognize revenue to depict the transfer of promised goods or services to clients in an amount that reflects the consideration the entity expects to be entitled in exchange for those goods or services. This principle is achieved through applying the following five-step approach:

•	Identification of the contract, or contracts, with a client.

•	Identification of the performance obligations in the contract.

•	Determination of the transaction price.

•	Allocation of the transaction price to the performance obligations in the contract

•	Recognition of revenue when, or as, we satisfy a performance obligation.
Our historical revenue is derived from pilot agreements with customers to provide a digital therapeutic program that includes mobile apps and health coaching services. Clients are private health insurance providers that have contracted with us to offer our solution as a free benefit offering to their covered population.
The monthly fees are recognized as earned based on the end user’s health outcomes and app usage. These pilot agreements ended during 2020.

Segment Reporting
Segment Reporting
We operate as one operating segment as we only report financial information on an aggregate basis to the Chief Executive Officer, our chief operating decision maker, who regularly reviews financial operating results for purposes of allocating resources and evaluating financial performance. There are no segment managers who are held accountable for operations, operating results, and plans for components or types of products or services below the unit level. As of December 31, 2021, all long-lived assets were in the United States.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In February 2016, the FASB issued ASU
No. 2016-02,
Leases (Topic 842), which modifies lease accounting for lessees to increase transparency and comparability by recording lease assets and liabilities for operating leases and disclosing key information about leasing arrangements. In July 2018, the FASB issued ASU
No. 2018-10,
Codification Improvements to Topic 842, Leases, and ASU
No. 2018-11,
Leases (Topic 842), Targeted Improvements, which affect certain aspects of the previously issued guidance. In December 2018, the FASB issued ASU
No. 2018-20,
Narrow-Scope Improvements for Lessor, Leases (Topic 842), which provides guidance on sales tax and other taxes collected from lessees. In December 2019, the FASB issued ASU
No. 2019-01,
Codification Improvements to Topic 842, Leases, which affect certain aspects of the previously issued guidance. Amendments include an additional transition method that allows entities to apply the new standard on the adoption date and recognize a cumulative effect adjustment to the opening balance of retained earnings, as well as a new practical expedient for lessors.
We adopted ASC 842 on January 1, 2022. The adoption of this guidance did not have any impact on our financial statements.
Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its financial condition, results of operations, cash flows or disclosures.

Recent Accounting Pronouncements
In February 2016, the FASB issued ASU
No. 2016-02,
Leases (Topic 842), which modifies lease accounting for lessees to increase transparency and comparability by recording lease assets and liabilities for operating leases and disclosing key information about leasing arrangements. In July 2018, the FASB issued ASU
No. 2018-10,
Codification Improvements to Topic 842, Leases, and ASU
No. 2018-11,
Leases (Topic 842), Targeted Improvements, which affect certain aspects of the previously issued guidance. In December 2018, the FASB issued ASU
No. 2018-20,
Narrow-Scope Improvements for Lessor, Leases (Topic 842), which provides guidance on sales tax and other taxes collected from lessees. In December 2019, the FASB issued ASU
No. 2019-01,
Codification Improvements to Topic 842, Leases, which affect certain aspects of the previously issued guidance. Amendments include an additional transition method that allows entities to apply the new standard on the adoption date and recognize a cumulative effect adjustment to the opening balance of retained earnings, as well as a new practical expedient for lessors. Under the JOBS Act, we have elected to avail ourselves of the extended transition period and, as a result, we will adopt this standard on January 1, 2022 and it will not have a material impact on our financial statements.
In June 2018, the FASB issued ASU
No. 2018-07,
Improvements to Nonemployee Share-Based Payment Accounting
. The standard simplifies the accounting for share-based payments granted to nonemployees for goods and services and aligns most of the guidance on such payments to the nonemployees with the requirements for share-based payments granted to employees. We adopted this standard on January 1, 2020 and the adoption of this standard did not have a material impact on our financial statements.
In August 2018, the FASB issued ASU
2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements
for Fair Value Measurement
, which eliminates, adds and modifies certain disclosure requirements for fair value measurements as part of the FASB’s disclosure framework project. The new standard is effective for fiscal years beginning after December 15, 2019, with early adoption permitted, including interim reporting periods within those fiscal years. Our adoption of this new standard on January 1, 2020 did not have a material impact on our financial statements.
In December 2019, the FASB issued ASU
No. 2019-12,
Simplifying the Accounting for Income Taxes (Topic 740).
This ASU simplifies the accounting for income taxes by, among other things, eliminating certain existing exceptions related to the general approach in ASC 740 relating to franchise taxes, reducing complexity in the interim-period accounting for year-to-date
loss limitations and changes in tax laws, and clarifying the accounting for transactions outside of business combination that result in a step-up
in the tax basis of goodwill. The transition requirements are primarily prospective, and the effective date is January 1, 2021. Our adoption of this new standard on January 1, 2021 did not have a material impact on our financial statements.
In August 2020, the FASB issued ASU
2020-06,
Debt — Debt with Conversion and Other Options (ASC
470-20)
and Derivatives and Hedging —
Contracts in Entity’s Own Equity (ASC
815-40)
. ASU
2020-06
simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The ASU
2020-06
is part of the FASB’s simplification initiative, which aims to reduce unnecessary complexity in GAAP. This ASU’s amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Company is currently evaluating the impact ASU
2020-06
will have on its financial statements.